Borrowings - Schedule of Analysis of Borrowings by Interest Rate Changes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	£ 35,070	£ 36,950
Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(81)	(72)
Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	34,989	36,878
Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(81)	(72)
Within 1 year
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	3,362	4,312
Within 1 year | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	10,918	11,265
Within 1 year | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	7,108	6,494
Within 1 year | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	448	459
Between 1-2 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	2,973	2,644
Between 1-2 years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	1,181	2,644
Between 1-2 years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(1,690)	0
Between 1-2 years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(102)	0
Between two and three years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	3,813	3,012
Between two and three years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	3,813	1,125
Between two and three years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	(1,815)
Between two and three years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	(72)
Between 3-4 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	1,695	3,435
Between 3-4 years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	1,268	3,435
Between 3-4 years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Between 3-4 years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(427)	0
Between 4-5 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	2,647	1,725
Between 4-5 years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	1,817	1,266
Between 4-5 years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(830)	0
Between 4-5 years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	(459)
Beyond 5 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	20,580	21,822
Beyond 5 years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	15,992	17,143
Beyond 5 years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(4,588)	(4,679)
Beyond 5 years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ 0	£ 0